LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND

                         Supplement to Prospectus dated
                                 January 1, 2002

The Fund's prospectus has been revised in order to reflect an increase from 5% to 10% in the maximum percentage of assets that the Portfolio intends to invest in Senior Loans that have the lowest credit ratings (and that are unrated but considered by Stein Roe to be of comparable quality).

(1) The sub-caption "Borrower Credit Ratings" under the caption "How the Portfolio Invests" is revised in its entirety as follows:

Borrower Credit Ratings. The Portfolio may invest in the lowest rated loans, but does not intend to invest more than 10% of its assets in Senior Loans rated below B- or B3 by S&P or Moody's (and unrated Senior Loans considered by Stein Roe to be of comparable quality). The Portfolio may invest a substantial portion of its assets in Senior Loans to Borrowers having outstanding debt securities rated below investment grade by a nationally recognized statistical rating organization (or unrated but of comparable quality to such securities). Debt securities rated below investment grade (or unrated but of comparable quality) commonly are referred to as "junk debt." The Portfolio will invest only in those Senior Loans with respect to which the Borrower, in the judgment of Stein Roe, demonstrates one or more of the following characteristics: sufficient cash flow to service debt; adequate liquidity; successful operating history; strong competitive position; experienced management; and, with respect to collateralized Senior Loans, collateral coverage that equals or exceeds the outstanding principal amount of the Senior Loan. In addition, Stein Roe will consider, and may rely in part, on the analyses performed by the Agent and other Lenders, including such persons' determinations with respect to collateral securing a Senior Loan.

(2) The second paragraph under the sub-caption "Limited Information" under the caption "Principal Risks" is revised in its entirety as follows:

The Portfolio may invest in the lowest rated loans, but does not intend to invest more than 10% of its assets in Senior Loans rated below B- or B3 by S&P or Moody's (and unrated Senior Loans considered by Stein Roe to be of comparable quality).

DIR-36/483I-0102                          January 11, 2002

                      LIBERTY FLOATING RATE ADVANTAGE FUND

                        Supplement to Prospectuses dated
                                 January 1, 2002

The Fund's prospectuses have been revised in order to reflect an increase from 5% to 10% in the maximum percentage of assets that the Fund intends to invest in Senior Loans that have the lowest credit ratings (and that are unrated but considered to be of comparable quality).

(1) The sub-caption "Borrower Credit Ratings" under the caption "How the Fund Invests" is revised in its entirety as follows:

Borrower Credit Ratings. The Fund may invest in the lowest rated loans, but does not intend to invest more than 10% of its assets in Senior Loans rated below B-or B3 by S&P or Moody's (and unrated Senior Loans considered by Stein Roe to be of comparable quality). The Fund may invest a substantial portion of its assets in Senior Loans to Borrowers having outstanding debt securities rated below investment grade by a nationally recognized statistical rating organization (or unrated but of comparable quality to such securities). Debt securities rated below investment grade (or unrated but of comparable quality) commonly are referred to as "junk bonds." The Fund will invest only in those Senior Loans with respect to which the Borrower, in the judgment of Stein Roe, demonstrates one or more of the following characteristics: sufficient cash flow to service debt; adequate liquidity; successful operating history; strong competitive position; experienced management; and, with respect to collateralized Senior Loans, collateral coverage that equals or exceeds the outstanding principal amount of the Senior Loan. In addition, Stein Roe will consider, and may rely in part, on the analyses performed by the Agent and other Lenders, including such persons' determinations with respect to collateral securing a Senior Loan.

(2) The second paragraph under the sub-caption "Limited Information" under the caption "Principal Risks" is revised in its entirety as follows:

The Fund may invest in the lowest rated loans, but does not intend to invest more than 10% of its assets in Senior Loans rated below B- or B3 by S&P or Moody's (and unrated Senior Loans considered by Stein Roe to be of comparable quality).

762-36/537I-0102                          January 11, 2002

                           LIBERTY FLOATING RATE FUND

                        Supplement to Prospectuses dated
                                 January 1, 2002

The Fund's prospectuses have been revised in order to reflect an increase from 5% to 10% in the maximum percentage of assets that the Portfolio intends to invest in Senior Loans that have the lowest credit ratings (and that are unrated but considered by Stein Roe to be of comparable quality).

(1) The sub-caption "Borrower Credit Ratings" under the caption "How the Portfolio Invests" is revised in its entirety as follows:

Borrower Credit Ratings. The Portfolio may invest in the lowest rated loans, but does not intend to invest more than 10% of its assets in Senior Loans rated below B- or B3 by S&P or Moody's (and unrated Senior Loans considered by Stein Roe to be of comparable quality). The Portfolio may invest a substantial portion of its assets in Senior Loans to Borrowers having outstanding debt securities rated below investment grade by a nationally recognized statistical rating organization (or unrated but of comparable quality to such securities). Debt securities rated below investment grade (or unrated but of comparable quality) commonly are referred to as "junk bonds." The Portfolio will invest only in those Senior Loans with respect to which the Borrower, in the judgment of Stein Roe, demonstrates one or more of the following characteristics: sufficient cash flow to service debt; adequate liquidity; successful operating history; strong competitive position; experienced management; and, with respect to collateralized Senior Loans, collateral coverage that equals or exceeds the outstanding principal amount of the Senior Loan. In addition, Stein Roe will consider, and may rely in part, on the analyses performed by the Agent and other Lenders, including such persons' determinations with respect to collateral securing a Senior Loan.

(2) The second paragraph under the sub-caption "Limited Information" under the caption "Principal Risks" is revised in its entirety as follows:

The Portfolio may invest in the lowest rated loans, but does not intend to invest more than 10% of its assets in Senior Loans rated below B- or B3 by S&P or Moody's (and unrated Senior Loans considered by Stein Roe to be of comparable quality).

761-36/536I-0102                          January 11, 2002